Financial Instruments - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivative assets	$ 15,293	$ 19,081
Investments in marketable securities and mutual funds	162,746	134,493
Total assets	497,037	415,838
Derivative liabilities	13,455	2,403
Total liabilities	355,630	178,267
Fair value on recurring basis [member]
Disclosure of detailed information about financial instruments [line items]
Total assets	178,039	153,573
Total liabilities	13,455	5,600
Fair value on recurring basis [member] | Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Investments in marketable securities and mutual funds	162,746	134,493
Fair value on recurring basis [member] | Fair value through profit or loss [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	2,187	2,077
Fair value on recurring basis [member] | Financial assets at FVOCI [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	13,106	16,611
Fair value on recurring basis [member] | Financial assets at FVOCI [member] | Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		392
Fair value on recurring basis [member] | Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration		3,197
Fair value on recurring basis [member] | Fair value through profit or loss [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	4,710	308
Fair value on recurring basis [member] | Financial liabilities at FVOCI [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	8,106	2,095
Fair value on recurring basis [member] | Financial liabilities at FVOCI [member] | Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	639
Fair value on recurring basis [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total assets	162,388	134,047
Fair value on recurring basis [member] | Level 1 [member] | Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Investments in marketable securities and mutual funds	162,388	134,047
Fair value on recurring basis [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total assets	15,651	19,526
Total liabilities	13,455	2,403
Fair value on recurring basis [member] | Level 2 [member] | Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Investments in marketable securities and mutual funds	358	446
Fair value on recurring basis [member] | Level 2 [member] | Fair value through profit or loss [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	2,187	2,077
Fair value on recurring basis [member] | Level 2 [member] | Financial assets at FVOCI [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	13,106	16,611
Fair value on recurring basis [member] | Level 2 [member] | Financial assets at FVOCI [member] | Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		392
Fair value on recurring basis [member] | Level 2 [member] | Fair value through profit or loss [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	4,710	308
Fair value on recurring basis [member] | Level 2 [member] | Financial liabilities at FVOCI [member] | Foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	8,106	2,095
Fair value on recurring basis [member] | Level 2 [member] | Financial liabilities at FVOCI [member] | Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	639
Fair value on recurring basis [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	$ 0	3,197	$ 11,388
Total liabilities		3,197
Fair value on recurring basis [member] | Level 3 [member] | Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration		$ 3,197